Decommissioning Liabilities - Schedule of Reconciliation of the Decommissioning Liabilities (Details) - CAD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Schedule of Reconciliation of the Decommissioning Liabilities [Abstract]
Balance, beginning of period	$ 17,444	$ 19,922
Liabilities incurred	134	208
Change in estimates	1,645
Decommissioning costs incurred	(1,133)	(134)
Accretion expense	1,832	996
Transferred to liabilities associated with assets held for sale (note 3)		(2,932)
Balance, end of period	$ 19,922	$ 18,060